Equipment	12 Months Ended
Dec. 31, 2012
Equipment [Text Block]

Note 8 – Equipment

Equipment and the related accumulated depreciation consisted of the following at December 31:

	2012	2011

Plant and equipment:
Machinery equipment	$177,369	$144,496
Transportation equipment	16,879	16,179
Office equipment	145,280	100,895
Other	242	232
Total cost	339,770	261,802

Accumulated depreciation:
Machinery equipment	63,483	38,465
Transportation equipment	10,783	7,640
Office equipment	83,317	63,396
Other	242	232
Total accumulated depreciation	157,825	109,733

Plant and equipment – net	$181,945	$152,069

Depreciation was $43,026 and $27,893 for the years ended December 31, 2012 and 2011 respectively.